Revenue from Customers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) customer D	Dec. 31, 2019 USD ($) customer
Concentration Risk [Line Items]
Standard payment terms | D	14
Number of customers | customer	2	3
Revenue recognized over time
Concentration Risk [Line Items]
Percentage of revenue	66.00%	54.00%
Revenue recognized point in time
Concentration Risk [Line Items]
Percentage of revenue	34.00%	46.00%
Revenue
Concentration Risk [Line Items]
Reduction in revenue | $	$ 2.4	$ 0.5
Revenue | Customer concentration | U.S.
Concentration Risk [Line Items]
Concentration percentage	100.00%	100.00%
Revenue | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration percentage	20.70%	39.50%
Revenue | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration percentage	12.20%	12.90%
Revenue | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration percentage	10.00%	11.60%